Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 17: TRANSACTIONS WITH RELATED PARTIES

The Navios Holdings Credit Facilities: On September 19, 2016, Navios Acquisition entered into a $70,000 secured loan facility with Navios Holdings. The loan facility is secured by all of Navios Holdings’ interest in Navios Acquisition and 78.5% of Navios Holdings’ interest in Navios South American Logistics Inc. “Navios Logistics”, representing a majority of the shares outstanding of Navios Logistics. The secured loan facility provided for an arrangement fee of $700, is available for up to five drawings and has a fixed interest rate of 8.75% with a maturity date of November 15, 2018. On November 3, 2017, Navios Holdings prepaid in full the outstanding amount with a payment of $55,132. The prepayment amount consisted of the $50,000 drawn under the facility and $5,132 of accrued interest. As of December 31, 2018 and December 31, 2017, the outstanding receivable balance was $0. The arrangement fee was deferred and amortized using the effective interest rate method. Total interest income, including amortization of deferred fees, for the year ended December 31, 2018 and December 31, 2017 amounted to $0 and $4,471, respectively.

In March 2016, Navios Acquisition entered into the $50,000 Revolver with Navios Holdings, which was available for multiple drawings up to a limit of $50,000. The Revolver had a margin of LIBOR plus 300bps and a maturity until December 2018. On April 14, 2016, Navios Acquisition and Navios Holdings announced that the Revolver was terminated. No borrowings had been made under the Revolver.

Management fees: Pursuant to the Management Agreement dated May 28, 2010 and as amended in May 2012, May 2014 and May 2016, the Manager provided commercial and technical management services to Navios Acquisition’s vessels for a fixed daily fee of: (a) $6.35 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) $9.5 per VLCC, through May 2018.

Pursuant to an amendment to the Management Agreement dated as of May 3, 2018, Navios Acquisition fixed the fees for commercial and technical ship management services of its fleet for two additional years from May 29, 2018 through May 2020, at a fixed daily fee of: (a) $6.5 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) the current daily fee of $9.5 per VLCC.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Management Agreement covers vessels acquired.

Dry docking expenses are reimbursed at cost.

Total management fees for each of the years ended December 31, 2018, 2017 and 2016 amounted to $94,019, $94,973 and $97,866, respectively.

Included in direct vessel expenses is an amount of $730 for the year ended December 31, 2016, that was incurred for specialized work performed in connection with certain vessels of our fleet.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Administrative Services Agreement covers vessels acquired.

For each of the years ended December 31, 2018, 2017 and 2016 the expense arising from administrative services rendered by Navios Holdings amounted to $8,883, $9,000 and $9,427, respectively.

Balance due from related parties (excluding Navios Europe I, Navios Europe II): Balance due from related parties as of December 31, 2018 and December 31, 2017 was $15,818 and $18,036, respectively, and included the short-term and long-term amounts due from Navios Holdings. The balances mainly consisted of administrative expenses and special survey and dry docking expenses for certain vessels of our fleet, as well as management fees, in accordance with the Management Agreement.

Balance due to related parties, short-term: Amounts due to related parties, short-term as of December 31, 2018 was $12,029 and mainly consisted of payables to Navios Holdings. As of December 31, 2017 the amounts due to related parties, short-term were $17,107, and mainly consisted of backstop commitment liability payable to Navios Midstream. In the first quarter of 2018, Navios Acquisition paid to Navios Midstream the amount of $16,391 regarding the backstop commitment.

Navios Midstream Merger Agreement: On December 13, 2018, Navios Acquisition completed the Merger contemplated by the Merger Agreement, dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary Merger Sub, Navios Midstream and NAP General Partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition. Please refer to Note 3 “Acquisition of Navios Midstream” and Navios Midstream Merger Agreement under Note 10 “Investment in Affiliates”.

Omnibus Agreements

Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, liquefied petroleum gas (“LPG”) tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that have allowed Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries have granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition have agreed (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer do not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.

Navios Containers Omnibus Agreement: In connection with the Navios Maritime Containers Inc. (“Navios Containers”) private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Acquisition entered into an omnibus agreement with Navios Containers, Navios Midstream, Navios Holdings and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream to compete with Navios Containers under specified circumstances.

Backstop Agreement: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream (“Backstop Agreements”). In accordance with the terms of the Backstop Agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments were triggered if the actual rates achieved were below the backstop rates. The Company has recognized expense of $20,102 up to December 13, 2018 and $16,391 as “Time charter and voyage expenses” in the consolidated statements of operations for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, the accrued liability under the Backstop Agreements is eliminated as intercompany balance following the Merger with Navios Midstream. As of December 31, 2017, the accrued liability recognized was $16,391 and was paid to Navios Midstream in the first quarter of 2018. The backstop commitment for the Shinyo Kannika was terminated in relation to the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the sale of the latter to Navios Midstream in March 2018.

In January and February 2019, all Backstop Agreements expired pursuant to their initial terms.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Sale of C. Dream and Nave Celeste: As of December 31, 2018 and 2017, the unamortized deferred gain recognized in relation to the sale of Nave Celeste and C.Dream to Navios Midstream in June 2015 totaled $0 and $7,708, respectively, of which an amount of $0 and $979, respectively, was included in “Deferred revenue”. For the year ended December 31, 2018, the Company recognized a total amount of $7,708 in “Equity/ (loss) in net earnings of affiliated companies” including $6,777 of accelerated amortization of the deferred gain recognized following the merger with Navios Midstream. Please refer to Note 3.

For the years ended December 31, 2017 and 2016 Navios Acquisition recognized $1,116 and $159 of the deferred gain, respectively, in “Equity/ (loss) in net earnings of affiliated companies”.

Participation in offerings of affiliates: On July 29, 2016, Navios Midstream launched a continuous offering sales program of its common units for an aggregate offering of up to $25,000. Refer also to Note 10 “Investment in affiliates”.

On September 30, 2016, December 30, 2016, February 16, 2017 and May 5, 2017 Navios Acquisition entered into securities purchase agreements with Navios Midstream pursuant to which Navios Acquisition made an investment in Navios Midstream by purchasing 5,655, 1,143, 6,446 and 412 general partnership interests, respectively, for a consideration of $75, $14, $79 and $5, respectively, in order to maintain its 2.0% partnership interest in Navios Midstream in light of such continuous offering sales program.

The Company determined, under the equity method, that the issuance of common units of Navios Midstream qualified as a sale of shares by the investee. As a result, a net loss of $0, $54 and $246 was recognized in “Equity/ (loss) in net earnings of affiliated companies” for the years ended December 31, 2018, December 31, 2017 and December 31, 2016, respectively.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements. In December 2018, the availability under the Navios Revolving Loans I was increased by $30,000. See Note 10 for the Investment in Navios Europe I.

Balance due from Navios Europe I as of December 31, 2018 was $22,659 (December 31, 2017: $19,397) which included the Navios Revolving Loans I of $11,770 (December 31, 2017: $11,770), the non-current amount of $4,244 (December 31, 2017: $3,174) related to the accrued interest income earned under the Navios Term Loans I under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans I of $6,645 (December 31, 2017: $4,453) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2018, the amount undrawn under the Navios Revolving Loans I was $12,000, of which Navios Acquisition may be required to fund an amount ranging from $0 to $12,000.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000. See Note 10 for the Investment in Navios Europe II.

Balance due from Navios Europe II as of December 31, 2018 was $38,465 (December 31, 2017: $31,091) which included the Navios Revolving Loans II of $20,662 (December 31, 2017: $20,662), the non-current amount of $5,783 (December 31, 2017: $3,750) related to the accrued interest income earned under the Navios Term Loans II under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans II of $12,020 (December 31, 2017: $6,679) under the caption “Due from related parties, short-term.”

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of December 31, 2018, the amount undrawn under the Navios Revolving Loans II was $4,503, of which Navios Acquisition may be required to fund an amount ranging from $0 to $4,503.